Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share
Loss per share

30Loss per share

Basic earnings/(loss) per share is computed by dividing the net profit/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year, adjusted for the effect of the Conversion Ratio as discussed in Note 1 and applied retrospectively to all prior years presented.

As of 31 December 2022, 15 million Earnout Shares have been excluded from the calculation of weighted average shares outstanding, as they are contingently issuable subject to achieving certain milestones on the trading price and volume of our Class A ordinary shares on NASDAQ as discussed in Note 13.

As the Group was loss-making during 2022, 2021 and 2020, potentially dilutive instruments all have an anti-dilutive impact and therefore have been excluded in the calculation of diluted weighted average number of ordinary shares outstanding. These instruments include certain outstanding equity awards, warrants, share options and convertible loans and could potentially dilute earnings per share in the future.

The following table sets forth the computation of basic and dilutive earnings/(loss) from the continued operations per share attributable to the Group’s ordinary shareholders:

	At 31 December
	2022	2021	2020
	USD	USD	USD

Loss from continuing operations for the year attributable to equity holders of the Parent Company	(100,958,792)	(129,089,559)	(20,892,905)
Loss from discontinued operations for the year attributable to equity holders of the Parent Company	(15,537,733)	(12,326,573)	(8,832,297)

Weighted average number of ordinary shares outstanding during the year	119,424,868	85,340,750	83,478,291

Loss per share attributable to equity holders of the Parent Company from continuing operations – basic	(0.85)	(1.51)	(0.25)

Loss per share attributable to equity holders of the Parent Company from continuing operations – diluted	(0.85)	(1.51)	(0.25)

Loss per share attributable to equity holders of the Parent Company – basic	(0.98)	(1.66)	(0.36)

Loss per share attributable to equity holders of the Parent Company – Diluted	(0.98)	(1.66)	(0.36)